Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Life (Details)	Dec. 31, 2025
Electronic equipment [Member]
Schedule of Property and Equipment Estimated Useful Life [Line Items]
Percentage of property plant and equipment useful life	33.00%
Office equipment [Member]
Schedule of Property and Equipment Estimated Useful Life [Line Items]
Percentage of property plant and equipment useful life	20.00%
Motor vehicles [Member]
Schedule of Property and Equipment Estimated Useful Life [Line Items]
Percentage of property plant and equipment useful life	25.00%
Leasehold Improvements [Member]
Schedule of Property and Equipment Estimated Useful Life [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Over the shorter of the lease terms and estimated useful lives